Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 03, 2019
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 03, 2019
Document Effective Date	Jul. 03, 2019
Prospectus Date	Apr. 30, 2019
Baillie Gifford The Asia Ex Japan Fund | Institutional Class
Prospectus:
Trading Symbol	BSASX
Baillie Gifford The Asia Ex Japan Fund | Class K
Prospectus:
Trading Symbol	BASKX